Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2019
Registrant Name	Destra Investment Trust
Entity Central Index Key	0001492374
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 28, 2020
Document Effective Date	Feb. 01, 2020
Prospectus Date	Feb. 01, 2020
Destra Flaherty & Crumrine Preferred and Income Fund | Class I
Prospectus:
Trading Symbol	DPIIX
Destra Flaherty & Crumrine Preferred and Income Fund | Class C
Prospectus:
Trading Symbol	DPICX
Destra Flaherty & Crumrine Preferred and Income Fund | Class A
Prospectus:
Trading Symbol	DPIAX
Destra Granahan Small Cap Advantage Fund | Class A
Prospectus:
Trading Symbol	DGASX
Destra Granahan Small Cap Advantage Fund | Class I
Prospectus:
Trading Symbol	DGISX